Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. ("Company" or "Washington Federal") and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.
Description of business. Washington Federal is a bank holding company. The Company's principal operating subsidiary is Washington Federal, National Association ("Bank"). The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. The Bank conducts its activities through a network of 182 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.
The Company's fiscal year end is September 30th. All references to 2013, 2012 and 2011 represent balances as of September 30, 2013, September 30, 2012 and September 30, 2011, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Acquisitions. South Valley Bancorp, Inc. Effective November 1, 2012, Washington Federal acquired South Valley Bancorp, Inc. (“South Valley”) and South Valley's wholly owned subsidiary, South Valley Bank & Trust, was merged into the Bank. The acquisition provided $361 million of net loans, $108 million of net covered loans, $736 million of deposit accounts, including $533 million in transaction deposit accounts and 24 branch locations in Central and Southern Oregon. Total consideration paid at closing was $44 million, including $34 million of Washington Federal, Inc. stock and $10 million of cash resulting from the collection of certain earn-out assets. The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities for the period November 1, 2012 to September 30, 2013.

Western National Bank. Effective December 16, 2011, Washington Federal acquired certain assets and liabilities, including most of the loans and deposits, of Western National Bank, headquartered in Phoenix, Arizona (“WNB”) from the Federal Deposit Insurance Corporation (“FDIC”) in an FDIC-assisted transaction. Under the terms of the Purchase and Assumption Agreement, the Company and the FDIC agreed to a discount of $53 million on net assets and no loss sharing provision or premium on deposits. WNB operated three full-service offices in Arizona. The Company acquired certain assets with a book value of $177 million, including $143 million in loans and $7 million in foreclosed real estate, and selected liabilities with a book value of $153 million, including $136 million in deposits. Pursuant to the purchase and assumption agreement with the FDIC, the Company received a cash payment from the FDIC for $30 million. The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities for the period December 16, 2011 to September 30, 2012.

Charter Bank. Effective October 14, 2011, the Company acquired six branch locations, four in Albuquerque, New Mexico, and two in Santa Fe, New Mexico, from Charter Bank. $254,821,000 of deposits were acquired for a premium of $1,061,000. The operating results of the Company include the operating results produced by the assumed liabilities for the period October 14, 2011 to September 30, 2013.

Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Held-to-maturity securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities are not classified as held-to-maturity and are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.
Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Loans receivable. Loans that are performing in accordance with their contractual terms are held at their carrying amount and expected interest is accrued. The Company also receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees.
When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure. Most troubled debt restructured ("TDR") loans are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twenty-four months. Interest-only payments may also be approved during the modification period. Principal forgiveness is generally not an available option for restructured loans. Before granting approval to modify a loan in a TDR, we consider a borrower’s ability to repay by evaluating: current income levels and debt to income ratio, borrower’s credit score, payment history of the loan, and updated valuation of the secondary repayment source. The Company also modifies some loans that are not classified as TDRs as the modification is due to a restructuring where the effective interest rate on the debt is reduced to reflect a decrease in market interest rates.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
If a consumer loan is on non-accrual status before becoming a TDR it will stay on non-accrual status following restructuring until it has been performing for at least six months, at which point it may be moved to accrual status. If a loan is on accrual status before it becomes a TDR, and we conclude full repayment is highly probable based on our internal evaluation, it will remain on accrual status following restructuring. If the homogeneous restructured loan does not perform it is placed in non-accrual status when it is 90 days delinquent.
For commercial loans, six consecutive payments on newly restructured loan terms are required prior to returning the loan to accrual status. In some instances after the required six consecutive payments are made a management assessment will conclude that collection of the entire principal balance is still in doubt. In those instances, the loan will remain on non-accrual.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. This includes TDRs that are on non-accrual status. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Allowance for Loan Losses. The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances. The general portion of the loan loss allowance is established by applying a loss percentage factor to the different loan types. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”).
The HLF takes into account historical charge-offs by loan type. The Company uses an average of historical loss rates for each loan category multiplied by a loss emergence period. This is the likely period of time during which a residential or commercial loan borrower experiencing financial difficulties might burn through their cash prior to becoming delinquent on their loan, plus the period of time that it takes the bank to work out the loans.
The QLF are based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. These factors are considered by loan type.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided. In those cases, a portion of the allowance is then allocated to reflect the estimated loss exposure.
Covered assets. Covered loans are the loans acquired from Horizon in 2010 and and certain loans acquired from South Valley in 2013 that are recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon and South Valley are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.
Acquired credit impaired loans are accounted for under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.
Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans or certain South Valley Bank loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Client Derivatives. Interest rate swap agreements are provided to certain clients who desire to convert their obligations from variable to fixed interest rates. Under these agreements, the Company enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as hedges under ASC 815, the instruments are marked to market in earnings. The change in fair value of the offsetting swaps are included in interest income and interest expense and there is no impact on net income. There is a modest fee income earned on the swaps that is included in miscellaneous loan income.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.
Real estate held for investment. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs where management has the intent to hold the properties until the housing market recovers. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the core deposit intangibles on a straight line basis over their estimated lives of between 5 and 8 years.
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271
Additions	—	—	2,022	2,022
Amortization	—	(960)	(1,257)	(2,217)
Balance at September 30, 2012	251,653	286	4,137	256,076
Additions	8,624	—	1,433	10,057
Amortization	—	(286)	(1,529)	(1,815)
Balance at September 30, 2013	$260,277	$—	$4,041	$264,318

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2014	$1,600
2015	1,301
2016	682
2017	386
2018	72

Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2013, 2012 and 2011 were 435,825, 934,880 and 2,190,123, respectively.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

New accounting pronouncements. In December 2012, FASB issued Accounting Standards Update (“ASU”) 2012-06, Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 clarifies that when a reporting entity recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and there is a subsequent change in the amount of cash flows expected to be collected on the indemnified asset, the reporting entity should subsequently measure the indemnification asset on the same basis as the underlying loans by taking into account the contractual limitations of the Loss-Sharing Agreement ("LSA"). For amortization of changes in value, the reporting entity should use the term of the LSA if it is shorter than the term of the acquired loans. ASU 2012-06 is effective for interim and annual periods beginning after December 15, 2012. Early adoption is permitted. Based upon the most recent measurement of expected losses covered under loss-sharing agreements, adoption of the new guidance is not expected to have a material impact on the Company's consolidated financial results.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The main objective of this Update is to address implementation issues about the scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The guidance in this ASU is effective for the first interim or annual period beginning on or after January 1, 2013 and should be applied retrospectively. This new guidance did not have a material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out
of Accumulated Other Comprehensive Income. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements; rather, they require the entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance in this ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012, and should be applied prospectively. This new guidance did not have a material impact on the Company's consolidated financial statements.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap
Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. Topic 815, Derivatives and Hedging, provides guidance on the risks that are permitted to be hedged in a fair value or cash flow hedge. The objective of this Update is to provide for the inclusion of the Fed Funds Effective Swap Rate (OIS) as a U.S. benchmark interest rate for hedge accounting purposes, in addition to UST and LIBOR rates. The guidance in this ASU is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. As the Company does not currently engage in derivatives transactions that are accounted for as cash flow or fair value hedges, the adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a
Net Operating Loss Carryforward, A Similar Tax Loss, or a Tax Credit Carryforward Exists. Topic 740, Income Taxes, does not include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. There is diversity in practice in the presentation of unrecognized tax benefits in those instances. Some entities present unrecognized tax benefits as a liability unless the unrecognized tax benefit is directly associated with a tax position taken in a tax year that results in, or that resulted in, the recognition of a net operating loss or tax credit carryforward for that year and the net operating loss or tax credit carryforward has not been utilized. Other entities present unrecognized tax benefits as a reduction of a deferred tax asset for a net operating loss or tax credit carryforward in certain circumstances. The objective of the amendments in this Update is to eliminate that diversity in practice. The amendments in this Update do not require new recurring disclosures. The guidance in this ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. This new guidance is not expected to have a material impact on the Company's consolidated financial statements.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications. Reclassification of Real Estate Held for Investment into its own line item and out of Real Estate Held for Sale have been made to the financial statements for years prior to September 30, 2013 to conform to current year classifications.